Credit risk exposure and allowances - Schedule of Credit Exposure, Financial Assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets at beginning of period	$ 11,753,183,986
Financial assets at end of period	15,350,501,149	$ 11,753,183,986
Gross carrying amount | Financial Assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets at beginning of period	10,344,203,814	11,460,084,649
New financial assets originated	26,004,944,892	52,271,064,855
Repayments	(21,230,954,771)	(45,964,876,661)
Write-offs	(64,799,394)	(60,876,444)
Foreign exchange	169,492,946	833,481,082
Inflation adjustment	(7,387,956,693)	(11,902,021,122)
Financial assets at end of period	11,878,949,206	10,344,203,814
Gross carrying amount | Financial Assets | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(26,534,339)	(13,969,794)
Gross carrying amount | Financial Assets | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	79,560,797	72,818,321
Gross carrying amount | Financial Assets | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	6,059,898	2,968,102
Gross carrying amount | Financial Assets | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(4,250,217)	(4,342,371)
Gross carrying amount | Financial Assets | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	3,989,182,273	3,649,873,197
Gross carrying amount | Financial Assets | Stage 1 and Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets at beginning of period	8,193,251,178	9,660,848,834
New financial assets originated	22,920,918,069	50,597,228,463
Repayments	(18,851,707,987)	(44,629,500,721)
Write-offs	0	0
Foreign exchange	163,427,530	795,292,889
Inflation adjustment	(5,672,187,276)	(9,894,601,185)
Financial assets at end of period	8,802,417,629	8,193,251,178
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(837,319,455)	(989,087,309)
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	603,549,865	664,703,804
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(18,749,254)	(19,926,600)
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	1,891,706	4,482,570
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	2,299,343,253	2,003,810,433
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed)
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets at beginning of period	68,348,011	74,794,712
New financial assets originated	21,793,244	16,255,562
Repayments	(30,077,699)	(26,716,922)
Write-offs	(62,971,100)	(58,657,193)
Foreign exchange	15,072	160,354
Inflation adjustment	(49,995,382)	(90,397,990)
Financial assets at end of period	107,507,040	68,348,011
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	0	0
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	0	0
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	175,087,957	181,726,964
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(13,864,284)	(18,343,970)
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(828,779)	(10,473,506)
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed)
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets at beginning of period	8,320,121	10,518,892
New financial assets originated	236,952	4,115,479
Repayments	(522,112)	(5,745,330)
Write-offs	(1,828,294)	(2,219,251)
Foreign exchange	958,669	6,761,440
Inflation adjustment	(4,757,901)	(9,272,392)
Financial assets at end of period	5,311,282	8,320,121
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	0	0
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	0	0
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	121,679	5,034,514
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(152,824)	(4,091,886)
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	2,934,992	3,218,655
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed)
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets at beginning of period	2,059,189,205	1,683,896,922
New financial assets originated	3,049,045,571	1,580,027,146
Repayments	(2,334,171,234)	(1,228,918,344)
Write-offs	0	0
Foreign exchange	2,990,226	20,885,797
Inflation adjustment	(1,650,712,590)	(1,881,847,525)
Financial assets at end of period	2,942,316,536	2,059,189,205
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	804,869,883	975,117,458
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(520,148,591)	(588,489,919)
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(150,272,911)	(158,949,974)
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	7,880,058	9,938,627
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	1,673,646,919	1,647,529,017
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (individually assessed)
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets at beginning of period	15,095,299	30,025,289
New financial assets originated	12,951,056	73,438,205
Repayments	(14,475,739)	(73,995,344)
Write-offs	0	0
Foreign exchange	2,101,449	10,380,602
Inflation adjustment	(10,303,544)	(25,902,030)
Financial assets at end of period	21,396,719	15,095,299
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	5,915,233	57
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(3,840,477)	(3,395,564)
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(127,573)	(4,916,802)
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(4,873)	3,672,288
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	$ 14,085,888	$ 5,788,598